ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

US$ MILLIONS	Note	2025	2024
Current:
Accounts payable		$2,506	$2,154
Accrued liabilities		2,228	1,808
Deferred revenue	(i)	680	581
Lease liabilities		611	610
Provisions(1)		442	233
Loans and notes payable		—	109
Other liabilities		426	263
Total current		$6,893	$5,758

Non-current:
Lease liabilities		$3,973	$4,508
Deferred revenue	(i)	435	425
Accrued liabilities		317	213
Provisions(1)		780	573
Pension liabilities		55	26
Loans and notes payable		35	33
Other liabilities		1,093	431
Total non-current		$6,688	$6,209

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering, processing operation and our Indian telecom tower operation and obligations arising from disposal at our European hyperscale data center platform.
Brookfield Infrastructure’s exposure to currency and liquidity risk related to trade and other payables is disclosed in Note 36, Financial Risk Management.

(i)Deferred revenue
Deferred revenue relates primarily to cash contributions from third parties for future natural gas and electricity connections at our U.K. regulated distribution operation, advance customer payments for container leases at our global intermodal logistics operation, to build or upgrade existing network capabilities at our Australian rail operation, for future servicing of customer contracts and protection plans at our North American and European residential infrastructure operation, for future servicing of our customers contracts at our U.S. colocation data center operation and to build or upgrade existing networks at our U.K. wireless infrastructure operation. The deferred revenue is recorded on receipt of cash payments and recognized as revenue as services are rendered over the life of the connections arrangements, container lease agreements, contracted track access, contract plans or networks.